Expense Example - Class R R4 and Class I3 - Transamerica Mid Cap Value Opportunities	R4 1 year	R4 3 years	R4 5 years	R4 10 years	R 1 year	R 3 years	R 5 years	R 10 years	I3 1 year	I3 3 years	I3 5 years	I3 10 years
USD ($)	92	308	543	1,216	127	397	686	1,511	77	240	417	930